Share Capital (Schedule Of Issued And Fully Paid Share Capital) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Ordinary Shares, shares issued	594,949,536	589,346,275
Executive Shares, shares issued	0	1,000
B Executive Shares, shares issued	0	21,375
Ordinary Shares, Value	$ 36.5	$ 36.2
Executive Shares, Value
"B" Executive Shares, Value